EQUITY INVESTMENTS - Narrative (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2017 CAD ($)	Aug. 31, 2017 CAD ($)	Mar. 31, 2016 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Equity Investments
Distributions received from equity investments				$ 1,106	$ 1,332	$ 1,571
Returns of capital				121	362	727
Contributions to equity investments				1,015	1,681	$ 765
Joint Venture | Revolving credit facility | Unsecured Loan Facility
Equity Investments
Credit facility, amount								$ 21,300,000,000.0
TransGas
Equity Investments
Asset impairment charges		$ 12
Ownership interest percentage		46.50%
Contract term		20 years
Canaport Energy East Marine Terminal Limited Partnership | Liquids Pipelines | Energy East, Eastern Mainline and Upland projects
Equity Investments
Asset impairment charges	$ 20
Sundance B PPA | Energy
Equity Investments
Asset impairment charges			$ 29
Asset impairment charge, after tax			$ 21
Sur de Texas
Equity Investments
Contributions to equity investments				179	977
Sur de Texas | Joint Venture
Equity Investments
Loans receivable from affiliates				1,300	900		$ 18,900,000,000	$ 14,400,000,000
Interest income, related party				$ 120	$ 34
Sur de Texas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage				60.00%			60.00%